Financial Instruments and Risk Management - Notional Amounts of Outstanding Derivative Instruments (Detail) - Designated as Hedging Instrument [Member]	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 SGD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Derivative [Line Items]
Notional amount | $		$ 1,597,000,000		$ 1,393,000,000	$ 1,370,000,000
Foreign Exchange Forward Contracts [Member] | R&D and Other Operating Expense [Member]
Derivative [Line Items]
Notional amount	€ 248,000,000
Foreign Exchange Forward Contracts [Member] | Manufacturing Costs [Member]
Derivative [Line Items]
Notional amount	416,000,000		$ 155,000,000
Currency Collars [Member] | R&D and Other Operating Expense [Member]
Derivative [Line Items]
Notional amount	244,000,000
Currency Collars [Member] | Manufacturing Costs [Member]
Derivative [Line Items]
Notional amount	€ 387,000,000